Shareholders’ Deficit (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Equity Note [Abstract]
Preference shares authorized	5,000,000	5,000,000	5,000,000
Preference shares par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share	1	1
Ordinary shares issued	3,340,000	3,340,000	3,340,000
Ordinary shares outstanding	3,340,000	3,340,000	3,340,000
Ordinary shares subject to possible redemption	1,984,080	1,984,080	11,500,000